PRIVATE PLACEMENT (Details) - Private Placement Warrants - USD ($)		10 Months Ended
	Sep. 05, 2025	Dec. 31, 2025	Mar. 31, 2026
PRIVATE PLACEMENT
Number of warrants issued	7,046,111	7,046,111
Price per warrant issued	$ 0.9
Gross proceeds from warrants issuance	$ 6,341,500
Class A ordinary shares
PRIVATE PLACEMENT
Number of shares called by each warrant		1	1
Exercise price		$ 11.5	$ 11.5
Private placement | Underwriters
PRIVATE PLACEMENT
Number of warrants issued	2,555,556
Price per warrant issued	$ 0.9
Gross proceeds from warrants issuance	$ 2,300,000
Sponsor
PRIVATE PLACEMENT
Number of warrants issued	4,490,555
Sponsor | Private placement
PRIVATE PLACEMENT
Number of warrants issued	4,490,555
Price per warrant issued	$ 0.9
Gross proceeds from warrants issuance	$ 4,041,500